Trade Accounts Receivable - Schedule of Changes in Expected Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in Expected Credit Losses [Abstract]
Balance at the beginning of the period	$ (89,060)	$ (84,913)
Additions	(22,864)	(13,460)
Write-offs/Reversals	10,009	8,488
Exchange rate variation	(6,857)	752
Balance at the end of the period	$ (108,772)	$ (89,133)